UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174

                            Touchstone Tax Free Trust
               (Exact name of registrant as specified in charter)

                 303 Broadway, Suite 1100, Cincinnati Ohio 45202
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati Ohio 45202
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000

Date of fiscal year end: 06/30

Date of reporting period: 7/1/06 - 6/30/07

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. PROXY VOTING RECORD

The following funds held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period:

Touchstone Ohio Insured Tax Free Fund
Touchstone Tax-Free Money Market Fund
Touchstone Ohio Tax-Free Money Market Fund
Touchstone Florida Tax-Free Money Market Fund


                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax Free Trust

By (Signatures and Title)* /s/ Jill T. McGruder
                          ---------------------------------------------
                          Jill T. McGruder, President

Date: August 22, 2007


*Print the name and title of each signing officer under his or her signature.